Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Defined Benefit Plans Amounts Included in Consolidated Balance Sheets
The amounts included in the consolidated balance sheets arising from the Group’s obligation in respect of its defined benefit plans excluding those for executive managers were as follows:

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Present value of the defined benefit obligation	$8,389,884	$7,910,638	$266,891
Fair value of plan assets	(4,417,367)	(4,341,373)	(146,470)
Present value of unfunded defined benefit obligation	3,972,517	3,569,265	120,421
Recorded under other payables	(22,273)	(24,638)	(831)
Recorded under other current assets	15,542	182,421	6,154

Net defined benefit liability	$3,965,786	$3,727,048	$125,744

Summary of Movements in Net Defined Benefit Liability (Asset)

Movements in net defined benefit liability (asset) were as follows:

	Present value of the defined benefit obligation	Fair value of the plan assets	Net defined benefit liability (asset)
	NT$	NT$	NT$

Balance at January 1, 2015	$7,674,293	$(3,502,487)	$4,171,806

Service cost
Current service cost	335,655	-	$335,655
Net interest expense (income)	183,889	(108,356)	75,533
Recognized in profit or loss	519,544	(108,356)	411,188

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	12,426	12,426
Actuarial loss arising from changes in financial assumptions	309,695	-	309,695
Actuarial gain arising from experience adjustments	(243,363)	-	(243,363)
Actuarial gain arising from changes in demographic assumptions	(15,847)	-	(15,847)
Recognized in other comprehensive income	50,485	12,426	62,911

Contributions from the employer	-	(611,581)	(611,581)
Benefits paid from the pension fund	(192,928)	192,928	-
Benefits paid from the Group	(43,088)	-	(43,088)
Exchange differences on foreign plans	(34,630)	43,341	8,711

Balance at December 31, 2015	7,973,676	(3,973,729)	3,999,947
Service cost
Current service cost	329,838	-	329,838
Net interest expense (income)	167,111	(109,080)	58,031
Recognized in profit or loss	496,949	(109,080)	387,869

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	54,549	54,549
Actuarial loss arising from changes in financial assumptions	156,193	-	156,193
Actuarial loss arising from experience adjustments	200,723	-	200,723
Actuarial loss arising from changes in demographic assumptions	5,716	-	5,716
Recognized in other comprehensive income	362,632	54,549	417,181

Contributions from the employer	-	(807,232)	(807,232)
Benefits paid from the pension fund	(308,471)	308,471	-
Benefits paid from the Group	(36,033)	-	(36,033)

(Continued)

	Present value of the defined benefit obligation	Fair value of the plan assets	Net defined benefit liability (asset)
	NT$	NT$	NT$

Liabilities assumed in a business combination	$535	$(535)	$-
Exchange differences on foreign plans	(99,404)	110,189	10,785

Balance at December 31, 2016	8,389,884	(4,417,367)	3,972,517

Service cost
Current service cost	278,412	-	278,412
Past service cost and gain on settlements	(68,979)	-	(68,979)
Net interest expense (income)	157,404	(103,741)	53,663
Recognized in profit or loss	366,837	(103,741)	263,096

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	52,124	52,124
Actuarial loss arising from changes in financial assumptions	56,860	-	56,860
Actuarial gain arising from experience adjustments	(315,090)	-	(315,090)

(Continued)

	Present value of the defined benefit obligation	Fair value of the plan assets	Net defined benefit liability (asset)
	NT$	NT$	NT$

Actuarial loss arising from changes in demographic assumptions	$762	$-	$762
Recognized in other comprehensive income	(257,468)	52,124	(205,344)

Contributions from the employer	-	(484,790)	(484,790)
Benefits paid from the pension fund	(690,830)	690,830	-
Benefits paid from the Group	(96,575)	-	(96,575)
Exchange differences on foreign plans	198,790	(78,429)	120,361

Balance at December 31, 2017	$7,910,638	$(4,341,373)	$3,569,265

 (Concluded)

	Present value of the defined benefit obligation	Fair value of the plan assets	Net defined benefit liability (asset)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2017	$283,060	$(149,034)	$134,026

Service cost
Current service cost	9,393	-	9,393
Past service cost and gain on settlements	(2,328)	-	(2,328)
Net interest expense (income)	5,311	(3,500)	1,811
Recognized in profit or loss	12,376	(3,500)	8,876

(Continued)

	Present value of the defined benefit obligation	Fair value of the plan assets	Net defined benefit liability (asset)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
Remeasurement
Return on plan assets (excluding amounts included in net interest)	$-	$1,759	$1,759
Actuarial loss arising from changes in financial assumptions	1,918	-	1,918
Actuarial gain arising from experience adjustments	(10,631)	-	(10,631)
Actuarial loss arising from changes in demographic assumptions	26	-	26
Recognized in other comprehensive income	(8,687)	1,759	(6,928)

Contributions from the employer	-	(16,356)	(16,356)
Benefits paid from the pension fund	(23,307)	23,307	-
Benefits paid from the Group	(3,258)	-	(3,258)
Exchange differences on foreign plans	6,707	(2,646)	4,061

Balance at December 31, 2017	$266,891	$(146,470)	$120,421

Summary of Fair Value of the Plan Assets by Major Categories
The fair value of the plan assets by major categories at each balance sheet date was as follows:

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Cash	$2,232,367	$2,317,764	$78,197
Debt instruments	1,030,384	691,619	23,334
Equity instruments	1,071,777	1,254,109	42,311
Others	82,839	77,881	2,628

Total	$4,417,367	$4,341,373	$146,470

Summary of Key Assumptions Used for the Actuarial Valuations
The present value of the defined benefit obligation and the related current service cost and past service cost were measured using the Projected Unit Credit Method. Except the pension plans for executive managers, the key assumptions used for the actuarial valuations were as follow:

	December 31
	2016	2017

Discount rates	0.06%-3.58%	0.06%-3.85%
Expected rates of salary increase	2.00%-4.42%	2.00%-4.42%

Summary of Sensitivity Analysis on Defined Obligations

The sensitivity analysis below has been determined based on reasonably possible changes of the respective assumptions occurring at each balance sheet date, while holding all other assumptions constant.

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Discount Rate
0.5% higher	$(464,647)	$(455,158)	$(15,356)
0.5% lower	$508,862	$461,891	$15,583
Expected rates of salary increase
0.5% higher	$500,051	$453,792	$15,310
0.5% lower	$(452,956)	$(444,493)	$(14,996)

Summary of Maturity Analysis of Undiscounted Pension Benefit
Maturity analysis of undiscounted pension benefit

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

No later than 1 year	$292,100	$291,152	$9,823
Later than 1 year and not later than 5 years	1,673,549	1,551,496	52,345
Later than 5 years	17,129,585	16,507,747	556,941

	$19,095,234	$18,350,395	$619,109